Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 9,869	€ 10,028
Acquisitions and other increases	1,693	1,748	€ 1,504
Property, plant and equipment, ending balance	10,160	9,869	10,028
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	23,924	24,810	23,169
Changes in scope of consolidation	(51)	(2,104)	30
Acquisitions and other increases	1,693	1,748	1,504
Disposals and other decreases	(502)	(559)	(314)
Currency translation differences	(245)	347	443
Transfers	(49)	(318)	(22)
Property, plant and equipment, ending balance	24,770	23,924	24,810
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(14,055)	(14,782)	(13,804)
Changes in scope of consolidation	24	1,533
Depreciation expense	(1,080)	(1,142)	(1,065)
Impairment losses, net of reversals	(130)	(186)	(39)
Disposals and other decreases	488	518	299
Currency translation differences	112	(138)	(208)
Transfers	31	142	35
Property, plant and equipment, ending balance	(14,610)	(14,055)	(14,782)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	227	231
Property, plant and equipment, ending balance	220	227	231
Land | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	237	240	236
Changes in scope of consolidation	0	(17)	0
Acquisitions and other increases	0	0	0
Disposals and other decreases	(2)	(1)	(3)
Currency translation differences	(5)	17	6
Transfers	(2)	(2)	1
Property, plant and equipment, ending balance	228	237	240
Land | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(10)	(9)	(10)
Changes in scope of consolidation	0	0
Depreciation expense	0	0	0
Impairment losses, net of reversals	0	(1)	0
Disposals and other decreases	0	0	0
Currency translation differences	2	0	0
Transfers	0	0	1
Property, plant and equipment, ending balance	(8)	(10)	(9)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,103	2,980
Property, plant and equipment, ending balance	3,181	3,103	2,980
Buildings | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	7,328	7,170	6,828
Changes in scope of consolidation	(11)	(294)	11
Acquisitions and other increases	27	11	10
Disposals and other decreases	(50)	(161)	(75)
Currency translation differences	(94)	122	169
Transfers	481	480	227
Property, plant and equipment, ending balance	7,681	7,328	7,170
Buildings | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(4,225)	(4,190)	(3,898)
Changes in scope of consolidation	5	201
Depreciation expense	(321)	(356)	(306)
Impairment losses, net of reversals	(30)	(50)	(3)
Disposals and other decreases	48	133	74
Currency translation differences	45	(52)	(80)
Transfers	(22)	89	23
Property, plant and equipment, ending balance	(4,500)	(4,225)	(4,190)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,211	3,308
Property, plant and equipment, ending balance	3,039	3,211	3,308
Machinery and equipment | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	10,848	11,648	11,127
Changes in scope of consolidation	(29)	(1,480)	15
Acquisitions and other increases	47	54	51
Disposals and other decreases	(340)	(240)	(153)
Currency translation differences	(71)	144	155
Transfers	457	722	453
Property, plant and equipment, ending balance	10,912	10,848	11,648
Machinery and equipment | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(7,637)	(8,340)	(7,792)
Changes in scope of consolidation	16	1,202
Depreciation expense	(620)	(622)	(592)
Impairment losses, net of reversals	(46)	(58)	(22)
Disposals and other decreases	334	201	149
Currency translation differences	44	(69)	(99)
Transfers	36	49	16
Property, plant and equipment, ending balance	(7,873)	(7,637)	(8,340)
Fixtures, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	500	540
Property, plant and equipment, ending balance	463	500	540
Fixtures, fittings and other | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,515	2,655	2,524
Changes in scope of consolidation	(7)	(163)	2
Acquisitions and other increases	36	41	39
Disposals and other decreases	(100)	(155)	(80)
Currency translation differences	(30)	29	34
Transfers	86	108	136
Property, plant and equipment, ending balance	2,500	2,515	2,655
Fixtures, fittings and other | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,015)	(2,115)	(1,981)
Changes in scope of consolidation	3	130
Depreciation expense	(139)	(164)	(167)
Impairment losses, net of reversals	(4)	(2)	(2)
Disposals and other decreases	98	153	75
Currency translation differences	21	(22)	(29)
Transfers	(1)	5	(11)
Property, plant and equipment, ending balance	(2,037)	(2,015)	(2,115)
Property, plant and equipment in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,828	2,969
Property, plant and equipment, ending balance	3,257	2,828	2,969
Property, plant and equipment in process | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,996	3,097	2,454
Changes in scope of consolidation	(4)	(150)	2
Acquisitions and other increases	1,583	1,642	1,404
Disposals and other decreases	(10)	(2)	(3)
Currency translation differences	(45)	35	79
Transfers	(1,071)	(1,626)	(839)
Property, plant and equipment, ending balance	3,449	2,996	3,097
Property, plant and equipment in process | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(168)	(128)	(123)
Changes in scope of consolidation	0	0
Depreciation expense	0	0	0
Impairment losses, net of reversals	(50)	(75)	(12)
Disposals and other decreases	8	31	1
Currency translation differences	0	5	0
Transfers	18	(1)	6
Property, plant and equipment, ending balance	€ (192)	€ (168)	€ (128)